1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax

February 28, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	SBL Fund

(File Nos. 002-59353 and 811-02753)

Ladies and Gentlemen:

On behalf of SBL Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 67 to the Corporation’s registration statement on Form N-1A. This filing is being made for the purpose of: (i) incorporating a change to the investment objective of Series J; (ii) incorporating certain changes to the principal investment strategies of Series A, Series E, Series J, Series P, Series X and Series Y; and (iii) incorporating certain other changes to the Corporation’s registration statement.

On behalf of the Corporation, we hereby undertake to make an additional filing of the Corporation’s registration statement on or before April 30, 2013 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

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